Shareholder Fees - FidelityMunicipalMoneyMarketFund-PRO	Oct. 30, 2024 USD ($)
FidelityMunicipalMoneyMarketFund-PRO | Fidelity Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none